Organization and Business Description (Details) - Schedule of Cash Flow Statement - VIE [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 2,743,493	$ (51,274)
Net cash used in investing activities	(7,073,829)	(40,816)
Net cash provided by (used in) financing activities	$ 1,312,667	$ (6,468)